June 21, 2013

Jay Ingram, Legal Branch Chief

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C., 20549

Re:

Top to Bottom Pressure Washing, Inc.

Registration Statement on Form S-1

Filed June 5, 2013

File No. 333-185174

Prospectus Summary, page I-1

1.

We note your use of the phrase “[a]s a newly identified ‘blank check’ company” here and elsewhere in the registration statement. Please delete the words “newly identified” here and elsewhere in the registration statement.

We deleted the phase “[a]s a newly identified” from our disclosure.  Since we were required to identify ourselves as a blank check company, we retained the words ‘blank check’ company in our document to correctly continue to identify the Company as a blank check.

2.

We note the revised disclosure that the company’s “officers have agreed not to participate in the formation of, or become an officer or director of, any other blank check company until we have entered into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within 24 months from the closing of this offering.” File the agreement as an exhibit to the registration statement or advise us why you are not required to do so. See Item 601(b)(10) of Regulation S-K.

We appreciate the commission’s referral to Item 601(b)(10) of the Regulation S-K regarding the filing of exhibits.  In our prospectus summary we have modified our disclosure with language that states our “officers will not participate in the formation of, or become an officer or director of, any other blank check company until we have entered into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within 24 months from the closing of this offering.”  As there is no formal “agreement”, there is no “exhibit” to file in accordance with Item 601(b)(10) of the Regulation S-K.

Plan of Distribution, page I-18; Reports to Security Holders, page I-26

6371 Business Blvd., Suite 200, Sarasota, FL  34240 | M. 941.926.9700 P. 941.907.8481 F. 888.865.6949  Top2BottomPressureWashing@gmail.com

June 21, 2013

3.

We note your use of the phrase “[l]ike many blank check companies” on page I-19 and the phrase “[a]lthough we are a newly identified ‘blank check’ company” on page I-27. Since the phrases are inapplicable to the disclosures that you are making, please delete.

We amended our document in accordance with your comment.

Plan of Distribution, page I-18

4.

Summarize here the provisions contained in section 2 of the agreement filed as exhibit 10.1 to the registration statement.

We included the provisions contained in Section 2 of the escrow agreement filed as exhibit 10.1 to the registration statement.  For complete clarification we included all of the Section 2 provision.

Liquidity & Capital Resources, page I-31

5.

The statement that “revenues are increasing and operations should be sustainable in the long-term of at least twelve (12) months due to the increase in cash flow from sales of the company” is inconsistent with disclosures under “Results of Operations for the Period Ended March 31, 2013” which indicate that revenues decreased 24% as compared to the period ended March 31, 2012. Please reconcile the disclosures.

We apologize for not recognizing this discrepancy in our prior filing.  We amended our disclosure for consistency in our liquidity and capital resources and our results of operations disclosures.

Exhibit 10.1

6.

The provisions contained in section 2 of the agreement are inconsistent with the requirements of paragraphs (b)(1)(ii) and (b)(3) of Rule 419 that the escrow account is for the sole benefit of the purchasers of the securities being registered for resale by the selling security holders listed as the initial stockholders in exhibit A. Please revise.

We apologize for this egregious error.  The document has been modified and re-approved by the escrow agent.

7.

We note that the agreement is not executed by all of the initial stockholders listed in exhibit A. Please refile the agreement executed by all of the initial stockholders listed in exhibit A.

Upon review of the agreement listed as Exhibit A we did incorrectly file a deficient exhibit.  All of the appropriate signatures from the selling security holders have been included.

Sincerely,

/s/Douglas P Zolla

President